Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 93,320	$ 217,409	$ 978
Prepaid expenses	97,710	13,417
Total current assets	191,030	230,826	978
Investments held in Trust Account	58,087,529	58,085,333
Deferred offering costs associated with the proposed public offering			96,274
Total Assets	58,278,559	58,316,159	97,252
Current liabilities:
Accounts payable	108,606	22,553
Accrued expenses	2,333,439	52,500
Accrued expenses		82,500
Accrued expenses - related party	60,000	30,000
Franchise tax payable	101,876	81,650
Note payable—related party			73,106
Total current liabilities	2,603,921	186,703	73,106
Derivative warrant liabilities	52,500	49,660
Total liabilities	2,656,421	236,363	73,106
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 5,750,000 shares and none at $10.10 per share	58,075,000	58,075,000
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock	168	168	144
Additional paid-in capital	490,522	490,522	25,834
Accumulated deficit	(2,943,552)	(485,894)	(1,832)
Total stockholders' equity	(2,452,862)	4,796	24,146
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity	$ 58,278,559	$ 58,316,159	$ 97,252